Cost of Revenue - Schedule of Cost of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	$ 16,164,339	$ 14,949,256	$ 15,070,219
Material – finished goods [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	15,715,516	14,595,924	14,859,430
Material – tooling [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	$ 448,823	$ 353,332	$ 210,789